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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-07495
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                      TRANSAMERICA PARTNERS FUNDS GROUP II
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               (Exact name of registrant as specified in charter)

            570 Carillon Parkway, St. Petersburg, Florida      33716
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               (Address of principal executive offices)      (Zip code)

       Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800

Date of fiscal year end: December 31
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Date of reporting period: July 1, 2008 - June 30, 2009
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07495
Reporting Period: 07/01/2008 - 06/30/2009
Transamerica Partners Funds Group II




Transamerica Partners Funds Group II

Transamerica Partners Institutional Growth
Transamerica Partners Institutional Balanced
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Large Core
Transamerica Partners Institutional High Quality Bond
Transamerica Partners Institutional High Yield Bond
Transamerica Partners Institutional Inflation-Protected Securities Transamerica Partners Institutional International Equity
Transamerica Partners Institutional Mid Growth
Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Money Market
Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Total Return Bond
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Value

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios. To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2009 for Transamerica Partners Portfolios, Investment Company Act # 811-08272 (CIK # 0000917153).

Transamerica Asset Allocation - Short Horizon
Transamerica Asset Allocation - Short/Intermediate Horizon
Transamerica Asset Allocation - Intermediate Horizon
Transamerica Asset Allocation - Intermediate/Long Horizon
Transamerica Asset Allocation - Long Horizon

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Funds Group ("TPFG"). To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2009 for TPFG, Investment Company Act #811-07674 (CIK #0000902844).

Transamerica Institutional Partners Stock Index

Transamerica Institutional Partners Stock Index is fully invested in a corresponding series of Master Investment Portfolio ("MIP"). To view the voting record of MIP for the reporting period, please refer to the Form N-PX filed August 27, 2009 for MIP, Investment Company Act #811-08162 (CIK # 000915092).


========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                           TRANSAMERICA PARTNERS FUNDS GROUP II
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                                                  (Registrant)


                                           By: /s/ John K. Carter
                                               ---------------------------------
                                           John K. Carter
                                           President and Chief Executive Officer

                                           Date: August 28, 2009
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